CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Parent Company Information Balance Sheet

	December 31,
Condensed Balance Sheets	2014	2013
Assets:	(In Thousands)
Cash and cash equivalents	$12,930	$6,589
Available for sale securities	2,992	5,082
Investment in Savings Institute Bank and Trust Company	144,588	138,506
ESOP note receivable	4,671	5,145
Taxes receivable	446	3,885
Other assets	765	2,322
Total assets	$166,392	$161,529

Liabilities and Shareholders' Equity:
Liabilities	$8,653	$8,687
Shareholders' equity	157,739	152,842
Total liabilities and shareholders' equity	$166,392	$161,529

Schedule of Parent Company Information Income Statement

Condensed Statements of Operations	Years Ended December 31,
	2014	2013	2012
	(In Thousands)
Dividend from subsidiary	$—	$24,400	$—
Interest and dividends on investments	57	123	159
Other income	315	276	399
Total income	372	24,799	558

Operating expenses	781	2,152	758
Income (loss) before income taxes and equity in undistributed net income	(409)	22,647	(200)
Income tax benefit	(173)	(418)	(35)
Income (loss) before equity in undistributed net income (loss) of subsidiary	(236)	23,065	(165)
Equity in undistributed net income (loss) of subsidiary	4,647	(23,920)	1,283
Net income (loss)	$4,411	$(855)	$1,118

Schedule of Parent Company Information Cash Flow

Condensed Statements of Cash Flows	Years Ended December 31,
	2014	2013	2012
Cash flows from operating activities:	(In Thousands)
Net income (loss)	$4,411	$(855)	$1,118
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Equity in undistributed income (loss) of subsidiary	(4,647)	23,920	(1,283)
Excess tax benefit from share-based payment arrangements	(4)	(9)	(4)
Deferred income taxes	1,364	(1,050)	60
Other, net	3,323	211	163
Cash provided by operating activities	4,447	22,217	54

Cash flows from investing activities:
Purchase of available for sale securities	(1,973)	—	(1,907)
Proceeds from maturities of available for sale securities	3,015	3,165	2,069
Proceeds from sale of available for sale securities	1,028	—	2,025
Net cash paid for Newport acquisition	—	(28,272)	—
Payments received on ESOP note receivable	475	455	435
Investment in subsidiary	1,104	655	499
Cash provided by (used in) investing activities	3,649	(23,997)	3,121

Cash flows from financing activities:
Purchase of shares for equity plan	—	—	(2,238)
Stock options exercised	557	94	10
Common shares repurchased	(841)	(98)	(5,301)
Cash dividends on common stock	(1,475)	(1,227)	(1,171)
Excess tax benefit from share-based payment arrangements	4	9	4
Cash used in financing activities	(1,755)	(1,222)	(8,696)

Net change in cash and cash equivalents	6,341	(3,002)	(5,521)
Cash and cash equivalents at beginning of year	6,589	9,591	15,112
Cash and cash equivalents at end of year	$12,930	$6,589	$9,591